Construction Contracts - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Earned Revenue Expense And Others [Line Items]
Revenue that was included in contract liability balance at beginning of period	₩ 661,212	₩ 643,477
Construction Contracts [Member]
Accumulated Earned Revenue Expense And Others [Line Items]
Revenue that was included in contract liability balance at beginning of period	87,934
Revenue from performance obligations satisfied or partially satisfied in previous periods	6,480
Receivables from contracts with customers	₩ 57,639	₩ 39,063